ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	$ 17,260,000
Present value of operating lease liabilities	$ 17,605,000	$ 18,500,000
ASC 825
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets		18,500,000
Retained deficit | ASC 825
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption		$ 0